Research Funding Agreements with Government Agencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Research and Development [Abstract]
Research Funding Agreements with Government Agencies
13. Research Funding Agreements with Government Agencies
Through October 2020, the Company generated revenue from government contracts with the National Institutes of Health (“NIH”) and the National Science Foundation (“NSF”), which reimbursed the Company for certain allowable costs for funded projects. The Company’s contracts with the NIH and NSF were awarded to support specified research projects. Amounts received from these government agencies were based on a budget submitted by the Company to the agencies, and such budgets were approved in advance by the agencies. The Company was reimbursed for allowable costs upon receipt by the agencies of the supporting information for the costs incurred. The term for work to be performed under the government contracts expired in October 2020.

15. Research Funding Agreements with Government Agencies
The Company generates revenue from government contracts with the National Institutes of Health (“NIH”) and the National Science Foundation (“NSF”), which reimburse the Company for certain allowable costs for funded projects. The Company’s contracts with the NIH and NSF are awarded to support specified research projects. Amounts received from these government agencies are based on a budget submitted by the Company to the agencies, and such budgets are approved in advance by the agencies. The Company is reimbursed for allowable costs upon receipt by the agencies of the supporting information for the costs incurred. The government contracts expire by the end of October 2020 unless renewed by the parties.
As of December 31, 2018 and 2019, aggregate future funding, excluding unbilled receivables, available to the Company under its existing government contracts totaled up to $1.4 million and $0.6 million, respectively, which, if received, will be recognized by the Company as revenue in accordance with the policy above (see Note 2). As of December 31, 2018 and 2019, the Company had $0.1 million and $0.4 million, respectively, of deferred revenue recorded under these government contracts. Revenue recognized upon incurring qualifying expenses in advance of receipt of funding is recorded as unbilled receivables, a component of prepaid expenses and other current assets, in the consolidated balance sheet (see Note 4).